Note 15 - Investments in joint ventures and associates	6 Months Ended
Jun. 30, 2020
Investments in subsidiaries, joint ventures and associates
Investments in subsidiaries joint ventures and associates

15. Investments in joint ventures and associates

The breakdown of the balance of “Investments in joint ventures and associates” in the accompanying consolidated balance sheets is as follows:

Joint ventures and associates (Millions of Euros)
	June 2020	December 2019
Joint ventures	150	154
Associates	1,216	1,334
Total	1,366	1,488